Statements of Comprehensive (Loss) Income - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Statement of profit or loss and other comprehensive income [abstract]
Revenues (notes 14 and 21)	$ 2,417,173	$ 2,869,377	$ 1,271,566
Cost of sales (note 7)	1,812,783	1,584,013	769,839
Gross profit	604,390	1,285,364	501,727
Expenses
Office salaries and benefits	315,138	372,961	105,101
Rent	39,500	204,596	108,137
Share-based compensation (notes 16 and 17)	1,312,071
Professional fees	671,788	111,653	104,294
Travel and entertainment	41,382	30,199	23,295
Advertising and promotion	238,389	157,276	111,198
Office and general	114,508	69,737	55,325
Impairment of trade and other receivables (reversal)	(458)	3,729
Interest and bank charges	37,092	18,788	17,013
Interest on long-term debt and finance lease	70,013	15,669	22,938
Foreign exchange loss (gain)	1,295	1,790	(11,959)
Other income	(10,000)
Depreciation	27,895	1,513	500
Operating expense	2,858,613	987,911	535,842
(Loss) earnings before income taxes	(2,254,223)	297,453	(34,115)
Income taxes
Current		38,586	65,023
Deferred	21,309	25,801	86,710
Income tax expense	21,309	64,387	151,733
Net and comprehensive (loss) income	$ (2,275,532)	$ 233,066	$ (185,848)
Weighted average shares outstanding	4,179,017	3,730,611	3,743,491
Basic and diluted income (loss) per share	$ (0.56)	$ 0.06	$ (0.05)